LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN	12 Months Ended
Dec. 31, 2021
Liquidity And Continued Operations [Abstract]
LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN

NOTE 4. LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN

During the years ended December 31, 2021 and 2020, the Company entered into multiple financing agreements to fund operations. Further discussion of these transactions can be found in Notes 8, 9, 10, and 11.

The Company has continued limited PV production at its manufacturing facility. The Company does not expect that sales revenue and cash flows will be sufficient to support operations and cash requirements until it has fully implemented its product strategy. During the year ended December 31, 2021 the Company used $9,404,443 in cash for operations. As of December 31, 2021, the Company had $2,365,087 in net debt (debt adjusted for cash and cash equivalents), and $687,165 in payables. Also, as of December 31, 2021, the Company owed $475,671 in interest.

Additional projected product revenues are not anticipated to result in a positive cash flow position for the year 2022 overall and, as of December 31, 2021, the Company has a working capital of $3,799,806. As such, cash liquidity sufficient for the year ending December 31, 2022 will require additional financing.

The Company continues to accelerate sales and marketing efforts related to its consumer and military solar products and specialty PV application strategies through expansion of its sales and distribution channels. The Company has begun activities related to securing additional financing through strategic or financial investors, but there is no assurance the Company will be able to raise additional capital on acceptable terms or at all. If the Company's revenues do not increase rapidly, and/or additional financing is not obtained, the Company will be required to significantly curtail operations to reduce costs and/or sell assets. Such actions would likely have an adverse impact on the Company's future operations.

As a result of the Company’s recurring losses from operations, and the need for additional financing to fund its operating and capital requirements, there is uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern.

Management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. These consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.